Convertible Promissory Notes and Notes Payable (Details 1) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Cygnet Subsidiary Note Payable [Member]
2025	$ 5,380,909	$ 5,447,565
2026	0	0
Future payments, notes payable	5,380,909	5,447,565
Note original discount and related fees and costs	0	0
Future payments on notes payable, net	5,380,909	5,447,565
2027	0
Notes Payable [Member]
2025	420,000	2,634,538
2026	140,000	560,000
Future payments, notes payable	560,000	3,194,538
Note original discount and related fees and costs	0	(2,571)
Future payments on notes payable, net	560,000	3,191,967
2027	0
Related Party Notes Payable [Member]
2025	375,000	0
2026	125,000	500,000
Future payments, notes payable	500,000	500,000
Note original discount and related fees and costs	0	0
Future payments on notes payable, net	500,000	500,000
2027	0
Total Debt [Member]
2025	6,700,910	8,082,103
2026	440,000	2,610,000
Future payments, notes payable	7,490,910	10,692,103
Note original discount and related fees and costs	(213,830)	(2,571)
Future payments on notes payable, net	7,277,079	10,689,532
2027	350,000
Convertible Notes [Member]
2025	525,000	0
2026	175,000	1,550,000
Future payments, notes payable	1,050,000	1,550,000
Note original discount and related fees and costs	(213,830)	0
Future payments on notes payable, net	836,170	$ 1,550,000
2027	$ 350,000